UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 15, 2004

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       56

Form 13F Information Table value total:       $97844



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
American Int'l Group       COM              026874107       1167   16371SH       SOLE                 0       0  16371
Analog Devices, Inc.       COM              032654105       3499   74320SH       SOLE                 0       0  74320
Apache Corp                COM              037411105       1830   42030SH       SOLE                 0       0  42030
BB&T Corporation           COM              054937107        659   17816SH       SOLE                 0       0  17816
Berkshire Hathaway B       CLASS B          084670207        266      90SH       SOLE                 0       0     90
BP Amoco                   COM              055622104        305    5686SH       SOLE                 0       0   5686
Brunswick Corp             COM              117043109       2624   64315SH       SOLE                 0       0  64315
Bunge                      COM              G16962105       1815   46610SH       SOLE                 0       0  46610
Capital One Financial Corp.COM              14040H105        316    4627SH       SOLE                 0       0   4627
Charles Schwab & Co., Inc. COM               808513105       334   34745SH       SOLE                 0       0  34745
Chicos Fashion Inc         COM               168615102      3282   72670SH       SOLE                 0       0  72670
Cisco Systems, Inc.        COM              17275R102       2466  104039SH       SOLE                 0       0 104039
Coca-Cola Company          COM               191216100       412    8169SH       SOLE                 0       0   8169
Constellation Brands       COM              21036P108       1869   50330SH       SOLE                 0       0  50330
Danaher Corporation        COM               235851102      3650   70395SH       SOLE                 0       0  70395
Dean Foods Co              COM               242370104      1963   52623SH       SOLE                 0       0  52623
Dell Inc.                  COM               247025109      2264   63212SH       SOLE                 0       0  63212
Doral Fin'l Corp           COM              25811P100       2768   80221SH       SOLE                 0       0  80221
Dover Corporation          COM               260003108      3158   75000SH       SOLE                 0       0  75000
Dun & Bradstreet CorporatioCOM              26483E100       2907   53915SH       SOLE                 0       0  53915
Exxon Mobil Corporation    COM              30231G102       2102   47342SH       SOLE                 0       0  47342
First Data Corp.           COM               319963104      2853   64079SH       SOLE                 0       0  64079
General Electric Co.       COM               369604103      1790   55241SH       SOLE                 0       0  55241
Harman Int'l Industries    COM               413086109      3689   40535SH       SOLE                 0       0  40535
Horseshoe Gold Mining      COM              44075E107          2   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100      2611   94594SH       SOLE                 0       0  94594
Markel Corp.               COM               570535104       214     770SH       SOLE                 0       0    770
MBIA, Inc                  COM              55262C100       1775   31070SH       SOLE                 0       0  31070
MBNA, Inc.                 COM              55262L100       1981   76820SH       SOLE                 0       0  76820
Merck & Co., Inc.          COM               589331107       276    5805SH       SOLE                 0       0   5805
Microsoft Corporation      COM               594918104       488   17098SH       SOLE                 0       0  17098
N B T Y Inc                COM              628782104        330   11230SH       SOLE                 0       0  11230
National City Corporation  COM               635405103       169    4814SH       SOLE                 0       0   4814
Noble Energy Inc           COM              655044105       1949   38210SH       SOLE                 0       0  38210
Nortel Networks Corp.      COM               656568102        53   10527SH       SOLE                 0       0  10527
Old Republic Intl Corp     COM               680223104      2171   91535SH       SOLE                 0       0  91535
Omnicare Inc               COM               681904108      2468   57653SH       SOLE                 0       0  57653
Patterson Companies Inc.   COM               703412106      3010   39350SH       SOLE                 0       0  39350
PepsiCo, Inc.              COM               713448108       204    3780SH       SOLE                 0       0   3780
Pfizer, Inc.               COM               717081103       532   15518SH       SOLE                 0       0  15518
Praxair, Inc.              COM              74005P104       2877   72075SH       SOLE                 0       0  72075
Procter & Gamble Company   COM               742718109       764   14040SH       SOLE                 0       0  14040
Renaissance Holdings, Inc. COM              G7496G103       2592   48047SH       SOLE                 0       0  48047
SPDR Trust                 COM              78462F103       2211   19301SH       SOLE                 0       0  19301
Staples, Inc.              COM               855030102      3460  117648SH       SOLE                 0       0 117648
Sunoco, Inc.               COM              86764P109       1776   27910SH       SOLE                 0       0  27910
Symantec Corp              COM               871503108      3461   79063SH       SOLE                 0       0  79063
Sysco Corporation          COM               871829107      1819   50718SH       SOLE                 0       0  50718
Teva Pharmaceutical ADR    SPONSORED ADR     881624209      2832   42155SH       SOLE                 0       0  42155
Toyota Motor Cp ADR        SPONSORED ADR    892331307       1600   19605SH       SOLE                 0       0  19605
Triangle Multi-Media Inc   COM              895891109          0   54350SH       SOLE                 0       0  54350
UnitedHealth Group         COM              91324P102       2573   41329SH       SOLE                 0       0  41329
Washington Mutual Inc      COM               939322103      2318   60000SH       SOLE                 0       0  60000
Wellpoint Hlth Ntwks       COM              94973H108       2608   23285SH       SOLE                 0       0  23285
Wells Fargo & Co., Inc.    COM               949746101       384    6705SH       SOLE                 0       0   6705
Wyeth                      COM               983024100       352    9725SH       SOLE                 0       0   9725